VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—95.4%
Agency—95.4%
Federal Home Loan Mortgage Corp.
Pool #WV0004 (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.412%, 1/1/30(1)	$ 13,950	$ 13,943
Pool #RD5051 2.500%, 12/1/30	2,242	2,337
Pool #G15762 3.000%, 1/1/31	1,996	2,123
Pool #ZS7409 3.000%, 4/1/31	995	1,057
Pool #ZK9061 3.000%, 11/1/32	120	127
Pool #RC1374 2.000%, 1/1/33	2,928	3,022
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.135%, Floor 1.789%) 2.149%, 5/1/34(1)	4,227	4,458
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.575%, Floor 1.750%) 2.142%, 5/1/35(1)	6,662	7,031
Pool #QN4962 2.000%, 1/1/36	7,021	7,261
Pool #QN5133 2.000%, 2/1/36	8,471	8,749
Pool #QN5762 2.500%, 4/1/36	11,315	11,793
Pool #QN6202 2.500%, 5/1/36	5,478	5,711
Pool #RC2051 2.500%, 5/1/36	7,059	7,384
Pool #QN6441 3.000%, 5/1/36	1,113	1,176
Pool #848747 (12 month LIBOR + 1.870%, Cap 10.032%, Floor 1.870%) 2.194%, 7/1/36(1)	3,847	4,064
Pool #RC2157 2.500%, 7/1/36	13,043	13,659
Pool #SB8125 3.000%, 7/1/36	12,927	13,672
Pool #SB8134 3.000%, 10/1/36	886	938
Pool #1Q1195 (12 month LIBOR + 1.613%, Cap 10.177%, Floor 1.613%) 1.930%, 5/1/37(1)	2,560	2,698
Pool #848796 (12 month LIBOR + 1.823%, Cap 9.954%, Floor 1.823%) 2.178%, 5/1/37(1)	7,114	7,532
Pool #1Q1420 (12 month LIBOR + 1.816%, Cap 10.680%, Floor 1.816%) 2.125%, 9/1/39(1)	2,288	2,427
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 8.038%, Floor 1.630%) 3.037%, 10/1/44(1)	879	918
Pool #1B6503 (12 month LIBOR + 1.605%, Cap 6.925%, Floor 1.605%) 1.925%, 1/1/51(1)	2,795	2,882
Pool #1B6504 (12 month LIBOR + 1.612%, Cap 7.306%, Floor 1.612%) 2.309%, 1/1/51(1)	6,954	7,214
	Par Value	Value
Agency—continued
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KS05, A (1 month LIBOR + 0.500%) 0.583%, 1/25/23(1)	$ 494	$ 493
KF15, A (1 month LIBOR + 0.670%) 0.752%, 2/25/23(1)	1,088	1,087
KF22, A (1 month LIBOR + 0.500%, Cap N/A, Floor 0.500%) 0.583%, 7/25/23(1)	316	316
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 0.443%, 2/25/24(1)	7,024	7,042
KF31, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.453%, 4/25/24(1)	968	969
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.453%, 5/25/24(1)	2,031	2,033
KJ27, A1 2.092%, 7/25/24	2,802	2,871
KF36, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 0.423%, 8/25/24(1)	4,840	4,846
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 0.443%, 8/25/24(1)	2,506	2,512
KL3W, AFLW (1 month LIBOR + 0.450%, Cap N/A, Floor 0.450%) 0.541%, 8/25/25(1)	21,757	21,864
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 0.593%, 11/25/25(1)	5,713	5,742
KF16, A (1 month LIBOR + 0.630%) 0.712%, 3/25/26(1)	370	370
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 0.563%, 4/25/26(1)	2,674	2,688
KF74, AS (SOFR + 0.530%) 0.581%, 1/25/27(1)	13,351	13,433
KF30, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.452%, 3/25/27(1)	2,470	2,473
KF81, AS (SOFR30A + 0.400%) 0.450%, 6/25/27(1)	8,762	8,790
KF33, A (1 month LIBOR + 0.400%, Cap N/A, Floor 0.400%) 0.483%, 6/25/27(1)	1,908	1,909
KSKY, ATE (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 0.443%, 8/25/27(1)	11,000	11,044
KSKY, AT (1 month LIBOR + 0.440%, Cap N/A, Floor 0.440%) 0.523%, 8/25/27(1)	2,500	2,470
KF93, AL (1 month LIBOR + 0.280%, Cap N/A, Floor 0.280%) 0.362%, 10/25/27(1)	9,641	9,657
KS14, AL (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 0.423%, 4/25/30(1)	8,500	8,524
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 0.553%, 5/25/30(1)	21,400	21,500
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
KF79, AS (SOFR30A + 0.580%) 0.630%, 5/25/30(1)	$ 14,591	$ 14,684
KF82, AS (SOFR30A + 0.420%) 0.470%, 6/25/30(1)	5,545	5,573
KF80, AS (SOFR30A + 0.510%) 0.560%, 6/25/30(1)	9,371	9,426
KF90, AL (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.412%, 9/25/30(1)	27,074	27,188
KF91, AL (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.413%, 10/25/30(1)	23,885	23,985
KF92, AL (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.413%, 10/25/30(1)	10,000	10,025
KF95, AL (1 month LIBOR + 0.260%, Cap N/A, Floor 0.260%) 0.343%, 11/25/30(1)	4,499	4,511
Federal Home Loan Mortgage Corp. REMIC
4224, KC 3.000%, 5/15/32	2,725	2,838
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 0.434%, 4/15/34(1)	3,777	3,764
2796, F (1 month LIBOR + 0.500%, Cap 7.000%, Floor 0.500%) 0.584%, 5/15/34(1)	2,462	2,493
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.484%, 8/15/34(1)	5,751	5,821
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.384%, 11/15/34(1)	6,532	6,577
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.384%, 6/15/35(1)	3,620	3,629
3284, BF (1 month LIBOR + 0.300%, Cap 6.750%, Floor 0.300%) 0.384%, 3/15/37(1)	3,316	3,346
4323, CB 2.000%, 3/15/40	98	98
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.434%, 10/15/40(1)	2,556	2,560
3800, AF (1 month LIBOR + 0.500%, Cap 7.000%, Floor 0.500%) 0.584%, 2/15/41(1)	931	945
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.434%, 3/15/41(1)	8,156	8,225
3990, GF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.484%, 3/15/41(1)	3,461	3,475
3954, PF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.584%, 7/15/41(1)	702	708
4547, A 3.000%, 12/15/41	909	922
4571, GA 3.000%, 1/15/42	509	514
	Par Value	Value
Agency—continued
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.334%, 9/15/42(1)	$ 7,108	$ 7,093
4136, EF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.334%, 11/15/42(1)	2,896	2,903
Federal National Mortgage Association
2016-M3, ASQ2 2.263%, 2/25/23	241	242
Pool #109523 (1 month LIBOR + 0.320%, Cap 98.890%, Floor 0.320%) 0.403%, 9/1/23(1)	21,760	21,751
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 0.677%, 9/25/23(1)	5,053	5,067
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 0.453%, 11/1/23(1)	21,000	21,000
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 0.757%, 11/25/23(1)	1,354	1,357
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.643%, 1/1/24(1)	13,521	13,525
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 0.673%, 1/1/24(1)	2,848	2,846
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 0.617%, 2/25/24(1)	2,742	2,742
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 0.557%, 9/25/24(1)	1,462	1,463
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 0.487%, 10/25/24(1)	1,615	1,616
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 0.706%, 10/25/25(1)	11,178	11,279
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 0.386%, 1/25/26(1)	17,916	17,910
Pool #BS0309 (SOFR30A + 0.380%, Cap 97.930%, Floor 0.380%) 0.430%, 10/1/28(1)	7,750	7,750
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 0.733%, 2/1/30(1)	6,300	6,298
Pool #MA3929 3.000%, 2/1/30	5,696	6,015
Pool #BL7250 (1 month LIBOR + 0.590%, Cap 98.200%, Floor 0.590%) 0.673%, 6/1/30(1)	18,960	18,952
Pool #CA7127 2.000%, 9/1/30	12,168	12,542
Pool #CA7539 2.000%, 10/1/30	7,366	7,592
Pool #CA7879 2.000%, 11/1/30	11,560	11,915
Pool #CA8350 2.000%, 12/1/30	14,352	14,793

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #FM5348 3.000%, 12/1/30	$ 4,271	$ 4,526
Pool #BS0549 (SOFR30A + 0.410%, Cap 98.400%, Floor 0.410%) 0.460%, 1/1/31(1)	4,705	4,709
Pool #BS0168 (SOFR30A + 0.420%, Cap 98.310%, Floor 0.420%) 0.470%, 1/1/31(1)	31,100	31,100
Pool #BT7302 2.000%, 9/1/31	10,713	11,042
Pool #MA2820 2.500%, 11/1/31	708	728
Pool #MA2979 2.500%, 4/1/32	779	801
Pool #AD0064 (6 month LIBOR + 1.542%, Cap 10.946%, Floor 1.542%) 1.755%, 1/1/35(1)	1,459	1,514
Pool #FM2505 3.000%, 2/1/35	4,995	5,290
Pool #FM2994 3.000%, 3/1/35	767	811
Pool #BP5183 3.000%, 4/1/35	1,150	1,219
Pool #CA6847 2.500%, 8/1/35	9,841	10,368
Pool #FM4272 3.000%, 9/1/35	2,109	2,231
Pool #BM6688 2.000%, 10/1/35	1,624	1,646
Pool #FM4709 2.500%, 10/1/35	10,326	10,827
Pool #BR1611 2.000%, 1/1/36	4,779	4,931
Pool #BR0408 2.000%, 2/1/36	4,944	5,122
Pool #BR2684 2.000%, 2/1/36	9,448	9,793
Pool #BR3301 2.000%, 2/1/36	12,231	12,678
Pool #BR5529 2.500%, 3/1/36	5,315	5,576
Pool #AL2202 (12 month LIBOR + 1.698%, Cap 9.518%, Floor 1.698%) 2.028%, 6/1/36(1)	1,804	1,902
Pool #BT6045 2.500%, 6/1/36	1,187	1,252
Pool #CB0747 2.500%, 6/1/36	21,113	22,041
Pool #MA4362 3.000%, 6/1/36	4,532	4,804
Pool #MA4385 3.000%, 7/1/36	1,970	2,083
Pool #MA4405 3.000%, 8/1/36	2,620	2,771
Pool #MA4420 3.000%, 9/1/36	7,774	8,237
Pool #AL0960 (12 month LIBOR + 1.695%, Cap 9.776%, Floor 1.695%) 2.046%, 7/1/37(1)	3,754	3,956
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 2.448%, 9/1/37(1)	946	1,005
	Par Value	Value
Agency—continued
Pool #AL0270 (12 month LIBOR + 1.653%, Cap 10.621%, Floor 1.653%) 1.972%, 8/1/38(1)	$ 1,106	$ 1,168
Pool #AL6516 (12 month LIBOR + 1.760%, Cap 8.685%, Floor 1.760%) 2.105%, 4/1/40(1)	2,736	2,886
Pool #AL7812 (12 month LIBOR + 1.728%, Cap 8.359%, Floor 1.728%) 2.095%, 11/1/40(1)	4,108	4,331
Pool #AE0544 (12 month LIBOR + 1.743%, Cap 8.088%, Floor 1.743%) 2.203%, 11/1/40(1)	2,016	2,126
Pool #AL7477 (12 month LIBOR + 1.796%, Cap 8.699%, Floor 1.796%) 2.155%, 12/1/40(1)	2,121	2,241
Pool #AL0323 (12 month LIBOR + 1.819%, Cap 8.274%, Floor 1.819%) 2.079%, 6/1/41(1)	2,176	2,297
Pool #AL8796 (12 month LIBOR + 1.824%, Cap 8.362%, Floor 1.824%) 2.116%, 9/1/41(1)	6,136	6,480
Pool #AL1886 (12 month LIBOR + 1.746%, Cap 8.429%, Floor 1.746%) 2.963%, 6/1/42(1)	373	394
Pool #AL8872 (12 month LIBOR + 1.801%, Cap 8.345%, Floor 1.801%) 2.156%, 7/1/42(1)	8,373	8,844
Pool #BM4557 (12 month LIBOR + 1.763%, Cap 7.934%, Floor 1.765%) 2.137%, 5/1/45(1)	2,777	2,926
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.377%, 7/1/47(1)	3,774	3,919
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 3.005%, 7/1/47(1)	881	919
Pool #BM1805 (12 month LIBOR + 1.604%, Cap 7.801%, Floor 1.604%) 2.814%, 9/1/47(1)	8,026	8,233
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.674%, Floor 1.600%) 2.689%, 9/1/48(1)	1,812	1,880
Pool #BM4556 (12 month LIBOR + 1.597%, Cap 8.333%, Floor 1.597%) 3.322%, 10/1/48(1)	4,789	5,002
Pool #CA3138 (12 month LIBOR + 1.588%, Cap 8.602%, Floor 1.588%) 3.616%, 2/1/49(1)	6,476	6,769
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 8.144%, Floor 1.650%) 3.055%, 4/1/49(1)	1,519	1,583
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 7.739%, Floor 1.650%) 2.739%, 5/1/49(1)	472	483
Pool #BP5563 (12 month LIBOR + 1.600%, Cap 7.446%, Floor 1.600%) 2.446%, 4/1/50(1)	3,164	3,287
Pool #BM6378 (12 month LIBOR + 1.607%, Cap 7.488%, Floor 1.607%) 2.472%, 7/1/50(1)	2,692	2,764

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #BP1780 (SOFR30A + 2.000%, Cap 7.094%, Floor 2.00%) 2.094%, 6/1/51(1)	$ 3,296	$ 3,417
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.486%, 1/25/32(1)	7,026	7,081
2013-62, FQ (1 month LIBOR + 0.250%, Cap 7.000%, Floor 0.250%) 0.336%, 9/25/32(1)	3,784	3,818
2013-51, GB 1.500%, 10/25/32	1,357	1,378
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.486%, 5/25/33(1)	6,938	6,998
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.386%, 3/25/35(1)	5,704	5,724
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 0.506%, 5/25/35(1)	9,974	10,040
2005-58, KF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.586%, 7/25/35(1)	3,638	3,692
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 0.536%, 10/25/35(1)	7,092	7,153
2006-31, FP (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.386%, 5/25/36(1)	3,305	3,316
2006-63, FD (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.536%, 7/25/36(1)	4,091	4,139
2006-113, NF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.436%, 9/25/36(1)	2,967	2,979
2007-106, FN (1 month LIBOR + 0.590%, Cap 7.000%, Floor 0.590%) 0.676%, 11/25/37(1)	4,189	4,276
2011-104, FE (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.436%, 3/25/39(1)	1,011	1,012
2011-117, PF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.436%, 7/25/39(1)	729	729
2011-84, F (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.436%, 1/25/40(1)	328	328
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 1.086%, 1/25/40(1)	3,572	3,654
2010-137, WB 2.083%, 7/25/40(1)	1,421	1,472
2012-71, FP (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.436%, 3/25/41(1)	2,360	2,366
2012-17, EF (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.536%, 3/25/41(1)	1,807	1,816
2012-38, PF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.486%, 9/25/41(1)	1,084	1,092
	Par Value	Value
Agency—continued
2016-2, LA 3.000%, 12/25/41	$ 314	$ 319
2016-21, BA 3.000%, 3/25/42	2,828	2,866
2012-133, FC (1 month LIBOR + 0.300%, Cap 6.500%, Floor 0.300%) 0.386%, 6/25/42(1)	1,946	1,943
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 0.436%, 8/25/42(1)	5,619	5,583
2017-18, CA 3.000%, 1/25/43	322	326
2013-58, FY (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.336%, 2/25/43(1)	2,858	2,863
2016-36, FB (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.586%, 3/25/43(1)	728	731
2017-33, DA 3.500%, 7/25/43	1,172	1,180
2017-104, PA 3.000%, 2/25/46	6,730	6,892
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.486%, 4/25/49(1)	11,387	11,567
Freddie Mac Non Gold Pool Pool #841083 (12 month LIBOR + 1.640%, Cap 7.822%, Floor 1.640%) 2.822%, 5/1/49(1)	20,467	21,174
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 0.700%) 0.783%, 9/25/35(1)	962	964
2016-SB13, A5H (1 month LIBOR + 0.700%) 0.783%, 1/25/36(1)	9,954	9,951
2016-SB18, A5H (1 month LIBOR + 0.700%) 0.700%, 5/25/36(1)	509	508
2016-SB16, A5H (1 month LIBOR + 0.700%) 0.791%, 5/25/36(1)	7,616	7,605
2016-SB23, A5H 1.980%, 9/25/36(1)	1,125	1,125
2016-SB23, A7H 2.200%, 9/25/36(1)	8,979	9,154
2018-SB50, A5H 3.000%, 4/25/38(1)	859	879
2015-SB3, A5 (1 month LIBOR + 0.700%) 0.783%, 8/25/42(1)	306	306
2016-SB19, A5H (1 month LIBOR + 0.700%) 0.783%, 1/25/46(1)	1,017	1,017
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.535%, 7/16/33(1)	3,102	3,121
2003-67, FP (1 month LIBOR + 0.900%, Cap 8.000%, Floor 0.900%) 0.987%, 8/20/33(1)	2,676	2,705
2004-38, FA (1 month LIBOR + 0.400%, Cap 8.000%, Floor 0.400%) 0.485%, 5/16/34(1)	3,955	3,971
2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 0.835%, 10/16/39(1)	5,591	5,691

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
2011-28, FG (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.587%, 12/20/40(1)	$ 8,358	$ 8,419
2012-36, LF (1 month LIBOR + 0.330%, Cap 7.000%, Floor 0.330%) 0.417%, 3/20/42(1)	1,433	1,440
2017-95, PG 2.500%, 12/20/45	921	942
2019-38, BA 2.500%, 8/20/48	9,979	10,190
Government National Mortgage Association I
Pool #AC3667 1.660%, 8/15/26	1,000	1,016
Pool #778776 3.000%, 1/15/27	121	126
Pool #AA8329 2.000%, 2/15/28	464	475
Pool #AF1057 2.000%, 7/15/28	146	151
Government National Mortgage Association II
Pool #4954 3.000%, 2/20/26	154	162
Pool #MA0299 2.500%, 8/20/27	580	602
Pool #MA0908 2.500%, 4/20/28	302	311
Pool #MA1132 2.000%, 7/20/28	7,585	7,758
Pool #CC0194 3.000%, 2/20/36	2,180	2,256
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	3,157	3,185
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	998	1,007
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	3,172	3,217
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	6,003	6,088
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	879	894
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	2,649	2,674
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	5,360	5,455
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	5,751	5,833
	Par Value	Value
Agency—continued
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	$ 2,829	$ 2,856
		1,088,240

Total Mortgage-Backed Securities (Identified Cost $1,081,342)		1,088,240

Total Long-Term Investments—95.4% (Identified Cost $1,081,342)		1,088,240

	Shares
Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	51,588,436	51,588
Total Short-Term Investment (Identified Cost $51,588)		51,588

TOTAL INVESTMENTS—99.9% (Identified Cost $1,132,930)		$1,139,828
Other assets and liabilities, net—0.1%		1,472
NET ASSETS—100.0%		$1,141,300

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Exchange-Traded Futures contracts as of September 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
Short Contracts:
2 Year U.S. Treasury Note Future	December 2021	(50)	$11,003	$6	$—
5 Year U.S. Treasury Note Future	December 2021	(480)	58,916	$353	—
Total				$359	$—
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$1,088,240	$—	$1,088,240
Money Market Mutual Fund	51,588	51,588	—
Other Financial Instruments:
Futures Contracts	359	359	—
Total Investments	$1,140,187	$51,947	$1,088,240
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
Securities held by the Fund with an end of period value of $12,484 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
	Total	Asset Backed Securities
Investments in Securities
Balance as of December 31, 2020:	$12,299	$12,299
Accrued discount/(premium)	(1)	(1)
Change in unrealized appreciation (depreciation)	1	1
Purchase	185	185
Transfers from Level 3	(12,484)	(12,484)
Balance as of September 30, 2021	$—	$—
See Notes to Schedule of Investments

VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.